Transactions With Non-controlling Interests - Additional Information (Detail) - BRL (R$) R$ in Thousands				1 Months Ended		12 Months Ended
	Oct. 14, 2018	Oct. 31, 2017	Aug. 24, 2016	Oct. 31, 2018	Apr. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Number of shares issued after share split	221,452,308					4,276,916	29,944,152	39,507,300
Total increase (decrease) in equity attributable to owners of parent						R$ 13,841	R$ (202,322)	R$ (35,195)
Total decrease in equity attributable to owners of parent						5,093,325	R$ 467,372
Stone Pagamentos S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued					1,482
Total amount of issued shares					R$ 390,690
Net transfer from equity of parent to non-controlling interests					24,612
Outstanding shares acquired		10.10%
Purchase consideration		R$ 229,000
Equity share capital held		100.00%
Carrying amount of non-controlling interests on date of acquisition		R$ 49,677
Excess of consideration recognized as decrease to equity of parent		R$ 179,323
Total consideration outstanding not paid						R$ 29,000
Stone Pagamentos S.A. [member] | Group [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares					R$ 378,331
Purchase of new shares					1,436
Stone Pagamentos S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares					R$ 12,359
Stone Pagamentos S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital					86.80%
Stone Pagamentos S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital					89.90%
StoneCo Brasil Participaes S.A. [member]
Disclosure of noncontrolling interests [line items]
Shares issued							1,161,375	1,674,921
Total amount of issued shares							R$ 202,830	R$ 414,827
Net transfer from equity of parent to non-controlling interests								6,283
Outstanding shares acquired						0.10%	0.40%
Purchase consideration						R$ 6,690	R$ 21,480
Equity share capital held							97.60%
Carrying amount of non-controlling interests on date of acquisition						989	R$ 2,790
Excess of consideration recognized as decrease to equity of parent						5,701	18,690
Total consideration outstanding not paid						5,022
Increase in non-controlling interest with corresponding decrease of equity of owners of parent							8,184
Total increase (decrease) in equity attributable to owners of parent				R$ 19,594		R$ 1	3,875	613
StoneCo Brasil Participaes S.A. [member] | Group [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares							R$ 201,347	R$ 414,351
Purchase of new shares							1,113,083	1,673,484
StoneCo Brasil Participaes S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Contribution for purchase shares							R$ 1,483	R$ 498
StoneCo Brasil Participaes S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [line items]
Percentage of share capital				97.70%		97.60%	97.20%	97.50%
StoneCo Brasil Participaes S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [line items]
Percentage of share capital				100.00%		97.70%	97.90%	97.90%
DLP Par Participaes S.A.[member]
Disclosure of noncontrolling interests [line items]
Number of shares issued after share split				5,333,202
Cappta S.A. [member]
Disclosure of noncontrolling interests [line items]
Purchase of new shares						64,177
Cappta S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital						53.30%
Cappta S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [line items]
Percentage increase in share capital						61.80%
Pagar.me Pagamentos S.A. [member]
Disclosure of noncontrolling interests [line items]
Outstanding shares acquired			40.00%
Purchase consideration			R$ 4,797
Equity share capital held			100.00%
Carrying amount of non-controlling interests on date of acquisition			R$ 116
Total consideration outstanding not paid							R$ 480
Total decrease in equity attributable to owners of parent			R$ 4,913